Segment reporting (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Segment Reporting Information [Line Items]
Total revenue	$ 367,912,544	$ 425,643,127
Total cost of revenue	(242,360,485)	(298,926,191)
Gross profit	125,552,059	126,716,936
Operating income (loss)	98,453,723	98,952,546
Total assets	1,793,228,509	1,397,183,270	1,566,380,606
Henan [Member]
Segment Reporting Information [Line Items]
Total revenue	169,560,784	179,066,196
Total cost of revenue	(95,887,711)	(110,715,421)
Gross profit	73,673,073	68,350,775
Operating income (loss)	59,819,738	55,122,869
Total assets	641,848,343	699,936,751
Shandong [Member]
Segment Reporting Information [Line Items]
Total revenue	128,993,914	45,248,339
Total cost of revenue	(101,898,836)	(36,598,157)
Gross profit	27,095,078	8,650,182
Operating income (loss)	24,303,748	7,190,582
Total assets	266,962,367	220,334,447
Jiangsu [Member]
Segment Reporting Information [Line Items]
Total revenue	48,967,327	146,240,351
Total cost of revenue	(36,266,033)	(108,725,734)
Gross profit	12,701,294	37,514,617
Operating income (loss)	10,634,320	32,614,853
Total assets	309,739,992	301,318,230
Anhui [Member]
Segment Reporting Information [Line Items]
Total revenue	(508)	52,716
Total cost of revenue	(25,854)	(25,625)
Gross profit	(26,362)	27,091
Operating income (loss)	(31,377)	18,242
Total assets	9,928,853	10,203,396
Sichuan [Member]
Segment Reporting Information [Line Items]
Total revenue	7,789,307	48,906,941
Total cost of revenue	2,658,692	(37,430,412)
Gross profit	10,447,999	11,476,529
Operating income (loss)	9,897,330	10,024,112
Total assets	97,543,140	110,522,860
Beijing [Member]
Segment Reporting Information [Line Items]
Total revenue
Total cost of revenue
Gross profit
Operating income (loss)	(2,371,295)	(227,477)
Total assets	193,505,373	16,718,076
United States [Member]
Segment Reporting Information [Line Items]
Total revenue	5,225,589
Total cost of revenue	(5,057,573)
Gross profit	168,016
Operating income (loss)	(391,330)	(679,944)
Total assets	31,486,105	260,589
Other Segment [Member]
Segment Reporting Information [Line Items]
Total revenue	7,376,131	6,128,584
Total cost of revenue	(5,883,170)	(5,430,842)
Gross profit	1,492,961	697,742
Operating income (loss)	(3,407,411)	(5,110,691)
Total assets	$ 242,214,336	$ 37,888,921